CAPITAL STOCK AND RESERVES (Details Narrative) - USD ($) $ / shares in Thousands, $ in Thousands		6 Months Ended
	Jul. 06, 2022	Sep. 30, 2024	Sep. 30, 2023	Oct. 03, 2023
IfrsStatementLineItems [Line Items]
Cash fund, description		The Sales Agreement permits the Company to sell in an ATM program up to $50 million of ordinary shares from time to time. Through September 30, 2024, the Company raised approximately $4.2 million in gross proceeds through the sale of shares of common shares under the ATM program. Any sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act.
Number of ordinary share issued	4,726
Public float		$ 75,000
Series A Warrants And Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants				$ 2,968
Warrants per share				$ 940
ATM [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold		0	9,331
Net proceeds from sale			$ 700
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding, decrease			17,808,225
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding, decrease			890,412